Consolidated Balance Sheets	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
CURRENT ASSETS
Cash	$ 137	$ 108	$ 11,828
Accounts receivable, net	2,294,718	1,804,165	2,619,144
Inventories			54,986
Prepayments			2,648
Short-term deposits	2,078,263	1,633,983	2,301,806
Total current assets	4,373,118	3,438,256	4,990,412
NON CURRENT ASSETS
Intangible assets	480,618	377,874
Property and equipment, net	663	521	78,687
Total non current assets	481,281	378,395	78,687
OTHER ASSETS
Deposit paid for acquisition of subsidiary – related party	1,856,171	1,459,369	1,856,171
Deferred initial public offering (“IPO”) costs	941,927	740,567	814,444
Long-term deposits – related party	920,000	723,327	920,000
Total other assets	3,718,098	2,923,263	3,590,615
Total assets	8,572,497	6,739,914	8,659,714
CURRENT LIABILITIES
Loan payable – Financial Institution	993,695	781,268	1,682,900
Amount due to shareholder	266,500	209,529
Amount due to directors	53,767	42,273	401,688
Accounts payable	28,816	22,656	28,816
Other payables and accrued liabilities	632,523	497,305	328,033
Finance lease obligation, current portion			7,755
Taxes payable	1,729,163	1,359,512	1,658,521
Total current liabilities	3,704,464	2,912,543	4,107,713
OTHER LIABILITIES
Finance lease obligation, net of current portion			44,589
Deferred tax liabilities, net
Total other liabilities			44,589
Total liabilities	3,704,464	2,912,543	4,152,302
COMMITMENTS AND CONTINGENCIES (Note 12)
SHAREHOLDERS’ EQUITY
Class A ordinary shares, US$0.000625 par value, unlimited shares authorized, 16,000,000 shares issued and outstanding as of June 30, 2024 and 2025, Class B ordinary share, US$0.000625 par value, 100,000 issued and outstanding as of June 30, 2025	13,533	10,640	13,453
Additional paid-in capital	986,547	775,648	986,547
Retained earnings	3,867,953	3,041,083	3,507,412
Total shareholders’ equity	4,868,033	3,827,371	4,507,412
Total liabilities and shareholders’ equity	$ 8,572,497	$ 6,739,914	$ 8,659,714